Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

Related party transactions not disclosed elsewhere in these consolidated financial statements include:

a)	During the nine-month period ended September 30, 2012 consulting fees of $297,190 (September 30, 2011: $191,742) were incurred to directors and officers (or companies of the officers and directors) of the Company. The transactions were recorded at the exchange amount, being the value established and agreed to by the related parties.

b)	Included in accounts payable and accrued expenses and advances payable (related parties) at September 30, 2012 and December 31, 2011 were $322,419 and $Nil respectively payable to officers and directors of the Company for consulting fees and various expenses incurred on behalf of the Company.

8.	Related Party Transactions

Related party transactions not disclosed elsewhere in these consolidated financial statements include:

a.	During the fiscal year 2011, consulting fees of $295,701 (2010: $339,591) were incurred to directors and officers of the Company. The transactions were recorded at the exchange amount, being the value established and agreed to by the related parties.

b.	Included in accounts payable and accrued expenses (related parties) at December 31, 2011 is nil (2010: $17,264) payable to an officer and director of the Company for consulting fees and various expenses incurred on behalf of the Company.